Income Taxes - Schedule of Component of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Component of Deferred Tax Assets [Abstract]
Net operating losses carry forward	$ 2,441,045	$ 2,019,708	$ 1,208,322
Valuation allowance	(2,441,045)	(2,019,708)	(1,208,322)
Deferred tax assets, net